Stock Warrants (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock Warrants [Member]
Stock Warrants [Line Items]
Exercise of warrants	$ 0	$ 1,000	$ 0	$ 2,000	$ 2,000	$ 8,000